RESTRUCTURING AND ASSET RELATED CHARGES - NET DowDuPont Cost Synergy Program (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended					40 Months Ended
		Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		$ 45	$ 378	$ 24	$ 398	$ 19	$ 74	$ 41	$ 18	$ 845	$ 152		$ 97
Restructuring Reserve		96				135				96	135				$ 96
Restructuring Charges	[1]									845	152		97
Electronics & Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[1]									7	47		2
Mobility & Materials
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[1]									351	15		2
Water & Protection
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[1]									48	32		24
Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[1]									439	58		69
DowDuPont Cost Synergy Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions															346
Restructuring Reserve		20								20					20
Restructuring Charges										11	37	[2]	101	[2]
Restructuring Reserve, Settled Without Cash, Charges Against Reserve										(4)
Payments for Restructuring										(49)
DowDuPont Cost Synergy Program [Member] | Restructuring Settlement And Impairment Provisions [Domain]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges											33		97
DowDuPont Cost Synergy Program [Member] | Income (Loss) From Equity Method Investments [Domain]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges											4		4
DowDuPont Cost Synergy Program [Member] | Accrued and other current liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve		20				62				20	62				20
DowDuPont Cost Synergy Program [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions															138
Restructuring Reserve		15				60				15	60				15
Restructuring Charges										2	5		76
Payments for Restructuring										(47)
DowDuPont Cost Synergy Program [Member] | Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions															49
Restructuring Reserve		$ 5				$ 2				5	2				5
Restructuring Charges										6	(1)		12
Restructuring Reserve, Settled Without Cash, Charges Against Reserve										(1)
Payments for Restructuring										(2)
DowDuPont Cost Synergy Program [Member] | Asset Related Charges And Other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions															$ 159
Restructuring Charges										3	33		13
Restructuring Reserve, Settled Without Cash, Charges Against Reserve										(3)
Payments for Restructuring										0
DowDuPont Cost Synergy Program [Member] | Electronics & Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring Charges													2
DowDuPont Cost Synergy Program [Member] | Mobility & Materials
Restructuring Cost and Reserve [Line Items]
Restructuring Charges										1	0		2
DowDuPont Cost Synergy Program [Member] | Water & Protection
Restructuring Cost and Reserve [Line Items]
Restructuring Charges										5	7		24
DowDuPont Cost Synergy Program [Member] | Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[3]									$ 5	$ 30		$ 73

[1]	See Note 5 for information regarding the Company's restructuring programs and asset related charges.
[2]	The charge for the years ended December 31, 2019 and 2018 includes $33 million and $97 million, respectively, which was recognized in "Restructuring and asset related charges - net." The charge for the years ended December 31, 2019 and 2018 also includes $4 million which was recognized in "Equity in earnings of nonconsolidated affiliates" in the Consolidated Statements of Operations.
[3]	Severance and related benefit costs were recorded at Corporate.